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Metropolitan Life Insurance Company
1095 Avenue of the Americas
New York, NY 10010

Myra Saul
Associate General Counsel
Law Department
Tel: 212 578-5334
Fax: 212 578-1622

May 2, 2012

EDGAR FILING
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:  Metropolitan Life Insurance Company
     Metropolitan Life Separate Account E ("Registrant")
     Post-Effective Amendment No. 14 to Form N-4 ("Registration Statement") Registration No. 333-69320/811-4001

Gentlemen:

Pursuant to Rule 497(j) of the General Rules and Regulation of the Securities Act of 1933 (the "Act") as amended, the above Registrant hereby certifies that the MetLife Asset Builder Prospectus and the Statement of Additional Information, each dated April 30, 2012, which were filed electronically on April 12, 2012 under Rule 461 of the Act, do not differ from the Prospectus and Statement of Additional Information which would have been filed under Rule 497(c) of the Act.

Sincerely,


/s/ Myra Saul
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Myra Saul
Associate General Counsel